Annual Fund Operating Expenses - Class D Shares - Janus Henderson Global Equity Income Fund - Class D	Jan. 28, 2021
Operating Expenses:
Management Fees	0.67%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.92%